SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 22,367	$ 13,703
Computer equipment and software	71,553	70,586
Leasehold improvements	71,579	70,811
Leasehold improvement and equipment, gross	165,499	155,100
Less: accumulated depreciation	(122,911)	(101,124)
Leasehold improvement and equipment, net	$ 42,588	$ 53,976